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              THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
                 FORM 13F FILED ON FEBRUARY 14, 2003 PURSUANT TO
                  A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
              WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [   ]; Amendment Number:       2
                                                 ---------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Satellite Asset Management, L.P.
Address:      10 East 50th Street, 21st Floor
              New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Brian S. Kriftcher
Title:        Chief Operating Officer and Principal
Phone:        (212) 209-2050

Signature, Place, and Date of Signing:


/s/ Brian S. Kriftcher           New York, New York                 May 22, 2003
---------------------------      -----------------------            ------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                            0
                                                         ------

Form 13F Information Table Entry Total:                       2
                                                         ------

Form 13F Information Table Value Total:                  $72,571
                                                         -------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                  FORM 13F INFORMATION TABLE
                                                  SATELLITE ASSET MANAGEMENT
                                             FOR QUARTER ENDED DECEMBER 31, 2002

                     Title               Value
                     of                  (x          Shrs or    SH/   Put/  Investment    Other             Voting Authority
Name of Issuer       Class     CUSIP     $1000)      prn amt    PRN   Call  Discretion    Managers      Sole         Shared     None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FORDING INC          COM       345426100   4,179      200,000   SH          SOLE                          200,000
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP       COM       71713U102  68,392    1,636,180   SH          SOLE                        1,636,180
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY:  2 DATA RECORD                   72,571    0 OTHER MANAGERS ON WHOSE
                                                    BEHALF REPORT IS FILED